Material Accounting Policies	6 Months Ended
Jun. 30, 2025
Disclosure Of Summary Of Material Accounting Policies [Abstract]
Material accounting policies
2. Material accounting policies
Basis of preparation
The unaudited condensed consolidated financial statements (the “financial statements”) for the six months ended June 30, 2025 have been prepared in accordance with International Accounting Standard 34, “
Interim Financial Reporting”
(“IAS 34”). The material accounting policies and methods of computation applied in the preparation of the financial statements are consistent with those applied in the Company’s annual financial statements for the year ended December 31, 2024, except as described below.
In May 2025, the Company completed a registered direct offering of ADSs, pre-funded
warrants, and accompanying Series A and Series B warrants. The pre-funded
warrants, Series A and Series B warrants are classified as derivative financial liabilities and measured at fair value through profit or loss in accordance with IFRS 9 and IAS 32. These warrants are remeasured prior to each exercise and at the end of the reporting period, with changes in fair value recognized within finance expense in the consolidated statement of operations. Due to the complexity of the instruments’ terms, fair value has been determined using a combination of approaches, including the Black-Scholes Option Pricing model and the Company’s share price at the measurement date.
No new standards, amendments or interpretations have had an impact on the financial statements for the six months ended June 30, 2025. The financial statements comprise the financial statements of the Group at June 30, 2025. The financial statements are presented in pounds sterling, which is also the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.
The financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2024.
In the opinion of management, these unaudited condensed consolidated financial statements include all normal recurring adjustments necessary for a fair statement of the results of operations, financial position and cash flows. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of the results that can be expected for the Company’s fiscal year ending December 31, 2025.
Going concern
The Company’s consolidated financial statements have been presented on the basis that it is a going concern. The Company has not generated any revenues from operations to date and does not expect to in the foreseeable future. As such, the Company has incurred recurring losses, has an accumulated deficit totaling £250.7 million and cash flows used in operating activities of £7.6 million as of and for the six months ended June 30, 2025. The Company had £8.4 million of cash and cash equivalents at June 30, 2025.
In reviewing the going concern assessment the Company’s board of directors have considered a going concern period of
12-months
from the issuance of these financial statements. Based on our current operating plan, our cash and cash equivalents on hand together with the gross cash proceeds subsequently raised from the
“at-the-market”
(ATM) offering of £19.0 million disclosed in note 11, will be sufficient to fund our anticipated operations for the entirety of the going concern assessment period. The board of directors is therefore satisfied that it is appropriate to adopt the going concern basis of accounting in preparing the financial statements.
As the Company continues to incur losses, the transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and achieving a level of revenues adequate to support its cost structure. The Company may never achieve profitability, and unless and until it does, it will continue to need additional capital. There can be no assurances, however, that additional funding will be available on acceptable terms.
Judgements and estimates
The accounting estimates and judgements made by management in applying the Group’s accounting policies that have the most material effect on the amounts included within these financial statements were the same as those that applied to the annual financial statements for the year ended December 31, 2024 except as described below.
Significant judgement was required in determining the classification and fair value measurement of the pre-funded
warrants, Series A warrants, and Series B warrants issued in connection with the registered direct offering in May 2025. Management concluded that the warrants should be classified as derivative financial liabilities under IAS 32, as they do not meet the
“fixed-for-fixed”
equity classification criteria. This is due to certain features such as reset mechanisms, the “zero exercise price” option attached to the warrants, and the fact that the warrants are denominated in US dollars while the Company’s functional currency is pounds sterling.
The valuation of the warrants represents a key accounting estimate due to the significant judgement involved in determining fair value. The warrants are measured at fair value through profit or loss immediately prior to each exercise and at each reporting date. Due to the complexity of the instruments’ terms, fair value has been determined using a combination of approaches, including the Black-Scholes Option Pricing model and the Company’s share price at the measurement date. The valuation incorporates various o bservabl
e inputs, includ
ing hist
orical volatility of the Company’s ADSs, expected life of the warrants, risk-free interest rates, and probabilities associated with certain market-based conditions. Changes in these assumptions can result in significant variation in fair value. At each revaluation date, management review the valuation methodology and key inputs used in the model and update them as appropriate.